The Tocqueville Fund
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Capital Goods - 19.6%
AeroVironment, Inc. (a)	30,000	$ 4,481,100
Caterpillar, Inc.	25,000	20,370,250
Crane Co.	50,000	10,673,000
Deere & Co.	20,000	11,853,400
Illinois Tool Works, Inc.	25,000	7,173,750
Parker-Hannifin Corp.	15,000	14,647,950
Rocket Lab Corp. (a)	425,000	27,603,750
Vertiv Holdings Co. - Class A	75,000	18,117,750
		114,920,950

Commercial & Professional Services - 3.3%
Automatic Data Processing, Inc.	40,000	10,658,400
Republic Services, Inc.	40,000	8,422,000
		19,080,400

Consumer Discretionary Distribution & Retail - 3.2%
Amazon.com, Inc. (a)	70,000	19,010,600

Consumer Services - 1.2%
McDonald's Corp.	25,000	6,766,000

Consumer Staples Distribution & Retail - 1.9%
Walmart, Inc.	100,000	11,120,000

Energy - 6.8%
Cameco Corp.	75,000	6,478,500
Chevron Corp.	40,000	7,873,200
Diamondback Energy, Inc.	50,000	10,147,500
SLB Ltd.	125,000	6,198,750
Texas Pacific Land Corp.	22,500	9,058,050
		39,756,000

Financial Services - 2.4%
Apollo Global Management, Inc.	50,000	6,279,500
Goldman Sachs Group, Inc.	5,000	5,091,900
S&P Global, Inc.	7,000	2,883,510
		14,254,910

Food, Beverage & Tobacco - 1.5%
Coca-Cola Co.	100,000	8,759,000

Health Care Equipment & Services - 2.5%
Abbott Laboratories	50,000	5,285,000
Boston Scientific Corp. (a)	125,000	5,841,250
GE HealthCare Technologies, Inc.	50,000	3,401,000
		14,527,250

Household & Personal Products - 2.4%
Colgate-Palmolive Co.	75,000	6,847,500
Procter & Gamble Co.	50,000	7,224,500

		14,072,000

Insurance - 1.1%
Aflac, Inc.	50,000	6,374,000

Materials - 9.4%
Freeport-McMoRan, Inc.	125,000	7,828,750
Newmont Mining Corp.	200,000	18,742,000
Nutrien Ltd.	100,000	6,907,000
Vulcan Materials Co.	40,000	10,742,800
Wheaton Precious Metals Corp.	100,000	10,903,000
		55,123,550

Media & Entertainment - 8.2%
Alphabet, Inc. - Class A	100,000	35,613,000
Meta Platforms, Inc. - Class A	12,500	6,958,875
Netflix, Inc. (a)	75,000	5,378,250
		47,950,125

Pharmaceuticals, Biotechnology & Life Sciences - 3.3%
AbbVie, Inc.	25,000	6,273,500
Merck & Co., Inc.	100,000	13,020,000
		19,293,500

Semiconductors & Semiconductor Equipment - 18.3%
Applied Materials, Inc.	75,000	38,075,250
Marvell Technology, Inc.	150,000	28,134,000
NVIDIA Corp.	150,000	30,112,500
QUALCOMM, Inc.	75,000	11,070,750
		107,392,500

Software & Services - 7.4%
Microsoft Corp.	50,000	23,236,000
ServiceNow, Inc. (a)	75,000	8,342,250
Shopify, Inc. - Class A (a)	100,000	11,715,000
		43,293,250

Technology Hardware & Equipment - 2.1%
Apple, Inc.	40,000	12,356,400

Telecommunication Services - 0.8%
Verizon Communications, Inc.	100,000	4,681,000

Utilities - 2.6%
NextEra Energy, Inc.	175,000	15,211,000
TOTAL COMMON STOCKS (Cost $177,514,052)		573,942,435

PRIVATE INVESTMENTS - 0.9%	Shares	Value
Autopilot Horizon IX LLC (a)(b)	18,502	500,000
Cavalier Premier Access Fund II, LP (a)(b)	10,000	2,128,148
Marlinspike JetZero Private Stock I, LP (a)(b)	10,000	1,022,500
SpaceCo Holdings, LLC (a)(b)	10,000	1,935,159
TOTAL PRIVATE INVESTMENTS (Cost $3,552,500)		5,585,807

REAL ESTATE INVESTMENT TRUSTS - 0.9%	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 0.9%

Weyerhaeuser Co.	200,000		5,006,000
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,077,818)			5,006,000

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.60% (c)	1,691,352		1,691,352
TOTAL MONEY MARKET FUNDS (Cost $1,691,352)			1,691,352

TOTAL INVESTMENTS - 100.1% (Cost $186,835,722)			586,225,594
Liabilities in Excess of Other Assets - (0.1)%		(0.00071)	(416,106)
TOTAL NET ASSETS - 100.0%			$ 585,809,488

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $5,585,807 or 1.0% of net assets as of July 31, 2026.

(c)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

The Tocqueville Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 573,942,435	$ –	$ –	$ 573,942,435
Private Investments	–	–	5,585,807	5,585,807
Real Estate Investment Trusts	5,006,000	–	–	5,006,000
Money Market Funds	1,691,352	–	–	1,691,352
Total Investments	$ 580,639,787	$ –	$ 5,585,807	$ 586,225,594

Refer to the Schedule of Investments for further disaggregation of investment categories.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of October 31, 2025	$ 2,530,000
Purchases	1,022,500
Change in unrealized appreciation/depreciation	2,033,307
Amortization/(Accretion)	0
Ending balance as of July 31, 2026	$ 5,585,807
$0
Change in unrealized appreciation/depreciation still held as of July 31, 2026	$ 2,033,307
0

Description	Fair Value as of July 31, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Private Investments	$ 5,585,807	0	0	$ –
	$ 5,585,807